Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	N/A	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
* The Class A-2b notes have been fully repaid and no interest is currently being calculated. Previously, the interest rate for these notes was determined based on one-month LIBOR + 0.19%. However due to the cessation of LIBOR on June 30, 2023, this rate is no longer available.

II. AVAILABLE FUNDS

Interest:
Interest Collections	$346,337.05

Principal:
Principal Collections	$8,858,166.14
Prepayments in Full	$2,792,740.21
Liquidation Proceeds	$50,361.06
Recoveries	$20,657.61
Sub Total	$11,721,925.02
Collections	$12,068,262.07

Purchase Amounts:
Purchase Amounts Related to Principal	$298,963.50
Purchase Amounts Related to Interest	$942.19
Sub Total	$299,905.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,368,167.76

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	45
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,368,167.76
Servicing Fee	$134,650.53	$134,650.53	$0.00	$0.00	$12,233,517.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,233,517.23
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$12,233,517.23
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$12,233,517.23
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,233,517.23
Interest - Class A-4 Notes	$95,260.50	$95,260.50	$0.00	$0.00	$12,138,256.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,138,256.73
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$12,068,179.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,068,179.73
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$12,018,829.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,018,829.73
Regular Principal Payment	$11,174,354.93	$11,174,354.93	$0.00	$0.00	$844,474.80
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$844,474.80
Residual Released to Depositor	$0.00	$844,474.80	$0.00	$0.00	$0.00
Total		$12,368,167.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,174,354.93
Total					$11,174,354.93

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,174,354.93	$85.31	$95,260.50	$0.73	$11,269,615.43	$86.04
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$11,174,354.93	$8.49	$214,687.50	$0.16	$11,389,042.43	$8.65

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$59,229,328.65	0.4521668	$48,054,973.72	0.3668599
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$125,029,328.65	0.0950150	$113,854,973.72	0.0865232

Pool Information
Weighted Average APR	2.627%	2.630%
Weighted Average Remaining Term	21.50	20.77
Number of Receivables Outstanding	15,782	15,175
Pool Balance	$161,580,632.06	$149,480,316.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$151,347,275.01	$140,172,920.08
Pool Factor	0.1134059	0.1049132

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$9,307,396.12
Targeted Overcollateralization Amount	$35,625,342.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,625,342.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		48	$100,084.95
(Recoveries)		67	$20,657.61
Net Loss for Current Collection Period			$79,427.34
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5899%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0651%
Second Prior Collection Period			0.3021%
Prior Collection Period			0.3184%
Current Collection Period			0.6128%
Four Month Average (Current and Prior Three Collection Periods)			0.2920%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,912	$8,267,180.80
(Cumulative Recoveries)			$2,366,084.09
Cumulative Net Loss for All Collection Periods			$5,901,096.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4142%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,839.00
Average Net Loss for Receivables that have experienced a Realized Loss			$2,026.48
Recoveries on a small number of charged-off receivables were incorrectly applied or duplicated during the period from May 2019 through September 2022 due to a systems issue. As a result, the amounts in the “Cumulative Recoveries”, “Cumulative Net Loss for All Collection Periods”, “Ratio of Cumulative Net Loss for All Collection Periods to Initial Pool Balance” and “Average Net Loss for Receivables that have experienced a Realized Loss” reflect the incorrectly applied or duplicated amounts, generally resulting in recoveries being overstated and net losses being understated. However, the incorrectly applied or duplicated amounts are not material, and if the recoveries had been correctly applied the “Ratio of Cumulative Net Loss for All Collection Periods to Initial Pool Balance” would have changed by less than 0.02%.
	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.74%	180	$2,597,706.16
61-90 Days Delinquent	0.27%	25	$405,657.21
91-120 Days Delinquent	0.06%	4	$89,599.59
Over 120 Days Delinquent	0.21%	18	$307,905.54
Total Delinquent Receivables	2.28%	227	$3,400,868.50

Repossession Inventory:
Repossessed in the Current Collection Period		5	$66,314.20
Total Repossessed Inventory		6	$93,608.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3284%
Prior Collection Period			0.2535%
Current Collection Period			0.3097%
Three Month Average			0.2972%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5373%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2023
Payment Date	8/15/2023
Transaction Month	45

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	52	$829,160.33
2 Months Extended	57	$888,083.34
3+ Months Extended	6	$63,807.02

Total Receivables Extended	115	$1,781,050.69

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer